SEGMENT INFORMATION (Narrative) (Details) - Total Sales [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Number of customer	one customer	no customers
Description of concentration risk percentage	accounted for more than 99% of the Company's total sales